Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	ORDINARY £0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED SHARES £100,000 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2021				$ 137	$ 467,213	$ 9,472	$ (356,381)	$ 120,441
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Vesting of restricted share units, Shares		27,175
Forfeiture of ordinary shares, Shares		(3,399)	3,399
Issuance of ordinary shares, net of issuance cost of $2,200					26,208			26,208
Issuance of ordinary shares, net of issuance cost of $2,200, Shares		26,466,946
Non-cash share-based compensation					1,376			1,376
Unrealized loss on foreign currency translation	$ (2,730)					(2,730)		(2,730)
Net income (loss)	(26,733)						(26,733)	(26,733)
Balance at Mar. 31, 2022				$ 137	494,797	6,742	(383,114)	118,562
Balance, Shares at Mar. 31, 2022		62,345,313	115,476	1
Balance at Dec. 31, 2021				$ 137	467,213	9,472	(356,381)	120,441
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Balance at Dec. 31, 2022	52,414			$ 137	500,781	(3,151)	(445,353)	52,414
Balance, Shares at Dec. 31, 2022		65,113,575	118,263	1
Vesting of restricted share units, Shares		48,772
Forfeiture of ordinary shares, Shares		(9,423)	9,423
Non-cash share-based compensation					973			973
Unrealized loss on foreign currency translation	1,278					1,278		1,278
Release of cumulative foreign currency translation adjustment, upon sale of Freeline Therapeutics GmbH						155		155
Net income (loss)	1,166						1,166	1,166
Balance at Mar. 31, 2023	$ 55,986			$ 137	$ 501,754	$ (1,718)	$ (444,187)	$ 55,986
Balance, Shares at Mar. 31, 2023		65,152,924	127,686	1